Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Millions			12 Months Ended
	Jul. 01, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Restricted Stock award | €				€ 0.0	€ 0.0
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)			237,800
Non-Executive Director | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)	24,759	32,140
Ordinary shares | Non-Executive Director | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)	13,817	24,406